Earnings (Loss) per Ordinary Share - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	$ 133	$ (191)	$ 63
Net impairment (impairment reversal) and derecognition of assets	102	298	(16)
Net (profit) loss on disposal of assets	32	(8)	4
Exchange loss on foreign currency translation reserve release	0	0	60
Taxation on items above	(47)	(72)	0
Headline earnings (loss)	$ 220	$ 27	$ 111
Weighted average number of shares	417,122,155	415,440,077	412,585,042
Diluted headline earnings (loss)	$ 220	$ 27	$ 111
Diluted weighted average number of ordinary shares outstanding	417,379,405	415,440,077	414,706,400
Basic headline earnings (loss) per share (cents per share)	$ 0.53	$ 0.06	$ 0.27
Diluted headline earnings (loss) per share (cents per share)	$ 0.53	$ 0.06	$ 0.27